PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Plan Assets (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	1.79%	1.88%
Actual return on plan asset	Rp 329	Rp 768
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	527	745
Equity-based mutual fund	569	519
Fixed income instruments	7,858	8,239
Total	12,420	12,714
Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	358	322
Total	358	322
Financials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	1,254	1,191
Consumer non-cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	100	113
Basic material | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	256	212
Infrastructure | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	574	458
Energy | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	171	110
Technology | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	24
Industrials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	274	299
Consumer cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	483	522
Properties and real estate | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	93	83
Healthcare | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	232	222
Transportation and logistic | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	5	1
Series B shares
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 229	Rp 246